Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024		Sep. 30, 2023		Sep. 30, 2022
CURRENT ASSETS
Cash	$ 717,879		$ 112,751		$ 840,861
Short-term investments			65
Accounts receivable, net	8,108,271		4,602,466		6,784,307
Inventories, net	1,437,180		987,287		1,722,120
Advance to suppliers, net	15,414,883		15,117,191		4,091,990
Acquisition deposit	1,000,000		1,000,000		1,000,000
Due from related parties			8,411
Prepaid expenses and other current assets	1,583,606		2,355,293		277,509
TOTAL CURRENT ASSETS	28,261,819		24,183,464		14,716,787
Property, plant and equipment, net	20,613,211		21,064,043		21,624,437
Intangible assets, net	992,544		995,227		366,167
Right-of-use lease assets, net	199,679		312,067		546,690
Deferred tax assets, net	12,672		1,335		2,768
TOTAL ASSETS	50,079,925		46,556,136		37,256,849
CURRENT LIABILITIES
Short-term loans	4,617,414		2,509,890		2,424,587
Current portion of long-term loans	473,111		419,610		2,135,979
Accounts payable	1,284,816		1,404,937		214,585
Due to related parties	188,640		83,380
Taxes payable	2,523,163		2,718,687		1,239,708
Deferred revenue	497,937		106,514		188,745
Accrued expenses and other current liabilities	1,797,826		2,140,900		114,431
Finance lease liabilities, current					26,285
Operating lease liability, current	202,552		227,297		230,182
TOTAL CURRENT LIABILITIES	11,585,459		9,611,215		6,647,338
Long-term loans	1,176,624		871,368		189,813
Finance lease liabilities, noncurrent
Operating lease liability, noncurrent			91,720		327,202
TOTAL LIABILITIES	12,762,083		10,574,303		7,164,353
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary Shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)	1,414	[1]	1,174	[1],[2]	840	[2]
Additional paid in capital	19,097,652		18,088,056		15,711,450
Statutory reserve	2,372,871		2,372,871		1,804,116
Retained earnings	18,693,477		18,703,996		14,676,769
Accumulated other comprehensive income	(3,470,975)		(3,681,445)		(2,631,171)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	36,694,439		35,484,652		29,562,004
Non-controlling interest	623,403		497,181		530,492
TOTAL SHAREHOLDERS’ EQUITY	37,317,842		35,981,833		30,092,496
TOTAL LIABILITIES AND EQUITY	50,079,925		46,556,136		37,256,849
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net	7,700,000		3,500,000
Due from related parties	$ 3,860		8,411
CURRENT LIABILITIES
Due to related parties			$ 83,380		$ 72,836

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.